12. INCOME TAXES	12 Months Ended
Jan. 31, 2018
Notes
12. INCOME TAXES

12.      INCOME TAXES

The income tax provision differs from income taxes, which would result from applying the expected tax rate to net loss before income taxes.  The following table reconciles the expected income tax expenses (recovery) at the Canadian statutory tax rate to the amounts recognized in the statements of operations and comprehensive income (loss) for the years ended January 31, 2018, 2017 and 2016:

	2018	2017	2016

Loss before income taxes	$ (400,029)	$ (2,438,331)	$ (683,137)
Canadian statutory income tax rate	27.0%	26.0%	26.0%
Computed “expected” income tax expense	(108,008)	(633,966)	(177,616)

Differences resulting from:
Option based payments	17,269	540,543	53,278
Other non-deductible items	1,739	423	1,338
Increase/(decrease) in deferred tax assets not recognized	89,000	93,000	123,000

Provision for income tax expense	$ -	$ -	$ -

In September 2017, the British Columbia Government proposed changes to the general corporate income tax rate to increase the rate from 11% to 12% effective January 1, 2018 and onwards.  This change in tax rate was substantively enacted on October 26, 2017.  The relevant deferred tax balances have been remeasured to reflect the increase in the Company’s combined Federal and Provincial general corporate income tax rate from 26% to 27%.

The tax effects of deductible and taxable temporary differences that give rise to the Company’s deferred tax assets and liabilities are as follows:

	2018	2017	2016
Unrecognized deductible temporary differences-Canada

Non-capital loss carry forwards	$ 9,250,000	$ 8,914,000	$ 8,547,000
Mineral property interests and deferred exploration costs	5,089,000	5,088,000	5,088,000
Property and equipment	22,000	31,000	42,000

Total Unrecognized deductible temporary differences not recognized	$ 14,361,000	$ 14,033,000	$ 13,677,000

The Company has Canadian non-capital loss carry forwards which expire as follows:

2026	$ 605,469
2027	808,472
2028	942,980
2029	466,936
2030	957,373
2031	974,551
2032	876,759
2033	910,383
2034	908,862
2035	606,902
2036	488,505
2037	366,614
2038	336,016

Total	$ 9,249,822

Deferred tax assets have not been recognized in these financial statements because at this stage of the Company’s development, it is not determinable that future taxable profit will be available against which the Company can utilize such deferred tax assets.